Moody Credit Ratings in State and Municipal Obligations Portfolio (Detail) (Obligations of state and municipal subdivisions)	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	100.00%
Moody's, A1 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	5.20%
Moody's, Aa1 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	2.20%
Moody's, Aa2 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	6.60%
Moody's, Aa3 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	0.90%
Moody's, Aaa Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	33.70%
Rating Not Available
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	8.20%
Rating, Not Rated
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	43.20%